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                                                               [LOGO OF MetLife]

May 1, 2019

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   Metropolitan Life Insurance Company
      Metropolitan Life Separate Account E
      File Nos. 333-83716/811-04001
      MetLife Financial Freedom Select
      Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectuses and Statement of Additional Information ("SAI"), all dated April 29, 2019, being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectuses and SAI contained in Post-Effective Amendment No. 23 for the Separate Account filed electronically with the Commission on April 23, 2019.

If you have any questions, please contact me at (202) 659-6901.

Sincerely,

/s/ Heather Harker
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Heather Harker
Associate General Counsel
Metropolitan Life Insurance Company